FOREIGN EXCHANGE POSITION (Details) (EUR €) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 31,175,825	€ 27,068,001	€ 25,201,480
Fair value as of the balance sheet date of foreign currency total liabilities	€ 23,831,372	€ 20,759,532	€ 21,649,768